TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2021	2020	2019
	£m	£m	£m
UK corporation tax:
Current tax on profit for the year	(1,349)	(423)	(1,279)
Adjustments in respect of prior years	83	336	98
	(1,266)	(87)	(1,181)
Foreign tax:
Current tax on profit for the year	(21)	(18)	(58)
Adjustments in respect of prior years	22	24	4
	1	6	(54)
Current tax expense	(1,265)	(81)	(1,235)

Deferred tax:
Current year	851	508	(110)
Adjustments in respect of prior years	(169)	(290)	58
Deferred tax (expense) credit	682	218	(52)
Tax (expense) credit	(583)	137	(1,287)

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax (expense) credit and accounting profit is set out below:

	2021	2020	2019
	£m	£m	£m
Profit before tax	5,785	1,329	4,123
UK corporation tax thereon	(1,099)	(253)	(783)
Impact of surcharge on banking profits	(415)	(122)	(377)
Non-deductible costs: conduct charges	(167)	(24)	(283)
Non-deductible costs: bank levy	(19)	(30)	—
Other non-deductible costs	(59)	(62)	(77)
Non-taxable income	22	37	36
Tax relief on coupons on other equity instruments	65	79	53
Tax-exempt gains on disposals	2	—	25
Tax losses where no deferred tax recognised	—	(3)	(7)
Remeasurement of deferred tax due to rate changes	1,168	435	(25)
Differences in overseas tax rates	(17)	10	(9)
Adjustments in respect of prior years	(64)	70	160
Tax (expense) credit	(583)	137	(1,287)